General	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 1 - General

Note 1 – General

A. The reporting entity

ICL Group Ltd. (hereinafter – the Company), is a company domiciled and incorporated in Israel. The Company's shares are traded on both the Tel-Aviv Stock Exchange (TASE) and the New York Stock Exchange (NYSE) under the ticker: ICL. The address of the Company’s registered headquarters is 23 Aranha St., Tel‑Aviv, Israel. The Company is a subsidiary of Israel Corporation Ltd., a public company traded on the TASE under the ticker: ILCO:TA. The Company together with its subsidiaries, associated companies and joint ventures (hereinafter – the Group or ICL), is a leading specialty minerals group that operates a unique, integrated business model. The Company competitively extracts certain minerals as raw materials and utilizes processing and product formulation technologies to add value to customers in two main end-markets: agriculture and Industrial (including food additives). ICL’s products are used mainly in the areas of agriculture, electronics, food, fuel and gas exploration, water purification and desalination, detergents, cosmetics, pharmaceuticals, and automotive.

The State of Israel holds a Special State Share in ICL and in some of its subsidiaries, entitling the State the right to safeguard the State of Israel vital interests. For additional information, see Note 19 - Equity.

B. Material events in the reporting period

The COVID-19 pandemic spread in 2020 led to significant restrictions, which were imposed by governments around the world, including lockdowns and other movement restrictions. As a result, it created significant business and economic uncertainty and volatility for global markets, which was manifested, among others, by a downward trend in global economic activity. Given these conditions, ICL has taken measures to ensure the health and safety of its employees, suppliers, business partners and the communities in which it operates in order to ensure, among other things, the operation level, the proper functioning of its facilities around the world and to minimize the potential impact on its business.

During the first half of 2020, following instructions by the local authorities, the underground mining operations in Spain and the UK were temporarily disturbed and gradually ramped back up to normal capacity. Except for the said intermissions, manufacturing in most of the Company's sites around the world continued without interruption. Nevertheless, as part of the Company's response to the outbreak and its impact on the Company's results, several efficiency initiatives and measures were initiated, which include, (1) a headcount reduction plan, primarily through an early retirement plan of over 200 employees for Rotem Amfert Israel (hereinafter – Rotem Israel), Bromine Compounds, and Dead Sea Magnesium; (2) operational cost saving initiatives; and (3) an efficiency plan for Rotem Israel, which is mainly consisted of the discontinuation of the unprofitable production and sale of the phosphate rock activity and the execution of the said early retirement plan, which also takes into account the required employee benefits provision following the phosphate rock production and sale discontinuation.

For further information, see Note 12 – Impairment Testing, Note 16 – Employee Benefits, Note 17 – Provisions, and Note 18(B) – Concessions.

Note 1 – General (cont'd)

B. Material events in the reporting period (cont'd)

In addition, in order to actively address global market volatility, the continuing trend of economic and business uncertainty, and specifically, the significant challenges in the work environment at the Spanish site Sallent, the Company decided to accelerate the sites consolidation plan in ICL Iberia by closing the Sallent site (Vilafruns mine) as of June 30, 2020.

There is a difficulty in assessing the future impacts of the COVID-19 pandemic on the Company's operations, inter alia, in light of the heightened volatility in the markets, the uncertainty regarding the duration of the pandemic, the extent of its intensity and effects on the markets in which the Company operates and additional countermeasures the governments and central banks may take.

C. Definitions

1. Subsidiary – a company over which the Company has control and the financial statements of which are fully consolidated with the Company's statements as part of the consolidated financial statements.

2. Investee company – Subsidiaries, including a partnership or joint venture, which is accounted for using the equity method.

3. Related party – As in IAS 24 (2009), “Related Party Disclosures”.